As filed electronically with the Securities and Exchange Commission on May 21, 2015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Registration No. 033-61810
Pre-Effective Amendment No.
Post-Effective Amendment No. 53

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-07674
Amendment No. 54
(Check appropriate box or boxes.)

Transamerica Partners Funds Group

(Exact Name of Registrant as Specified in Charter)

4600 S. Syracuse St., Suite 1100,

Denver, Colorado 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Transamerica Partners Portfolios also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and Transamerica Partners Funds Group has duly caused this Post-Effective Amendment No. 53 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 21st day of May, 2015.

TRANSAMERICA PARTNERS FUNDS GROUP

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 53 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief	May 21, 2015
Marijn P. Smit	Executive Officer

/s/ Sandra N. Bane	Trustee	May 21, 2015
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	May 21, 2015
Leo J. Hill*

/s/ David W. Jennings	Trustee	May 21, 2015
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	May 21, 2015
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	May 21, 2015
Eugene M. Mannella*

/s/ Patricia L. Sawyer	Trustee	May 21, 2015
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	May 21, 2015
John W. Waechter*

/s/ Alan F. Warrick	Trustee	May 21, 2015
Alan F. Warrick*

/s/ Vincent J. Toner	Vice President and Treasurer	May 21, 2015
Vincent J. Toner

* By:	/s/ Tané T. Tyler	Vice President, Associate General	May 21, 2015
	Tané T. Tyler**	Counsel, Chief Legal Officer and Secretary

**	Attorney-in-fact pursuant to powers of attorney previously filed.

SIGNATURES

Transamerica Partners Portfolios has duly caused its Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of Transamerica Partners Funds Group to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 21st day of May, 2015.

TRANSAMERICA PARTNERS PORTFOLIOS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

This Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A of Transamerica Partners Funds Group has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief	May 21, 2015
Marijn P. Smit	Executive Officer

/s/ Sandra N. Bane	Trustee	May 21, 2015
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	May 21, 2015
Leo J. Hill*

/s/ David W. Jennings	Trustee	May 21, 2015
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	May 21, 2015
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	May 21, 2015
Eugene M. Mannella*

/s/ Patricia L. Sawyer	Trustee	May 21, 2015
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	May 21, 2015
John W. Waechter*

/s/ Alan F. Warrick	Trustee	May 21, 2015
Alan F. Warrick*

/s/ Vincent J. Toner	Vice President and Treasurer	May 21, 2015
Vincent J. Toner

* By:	/s/ Tané T. Tyler	Vice President, Associate General	May 21, 2015
	Tané T. Tyler**	Counsel, Chief Legal Officer and Secretary

**	Attorney-in-fact pursuant to powers of attorney previously filed.

SIGNATURES

This Registration Statement contains certain disclosures regarding the S&P 500 Stock Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the Transamerica Partners Funds Group (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on May 21, 2015. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO S&P 500 INDEX MASTER PORTFOLIO

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on May 21, 2015. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

/s/ John M. Perlowski	President and Chief Executive Officer	May 21, 2015
John M. Perlowski

/s/ Neal J. Andrews	Chief Financial Officer	May 21, 2015
Neal J. Andrews

/s/ David O. Beim	Trustee	May 21, 2015
David O. Beim*

/s/ Collette Chilton	Trustee	May 21, 2015
Collette Chilton *

/s/ Frank J. Fabozzi	Trustee	May 21, 2015
Frank J. Fabozzi *

/s/ Dr. Matina S. Horner	Trustee	May 21, 2015
Dr. Matina S. Horner*

/s/ Rodney D. Johnson	Trustee	May 21, 2015
Rodney D. Johnson*

/s/ Herbert I. London	Trustee	May 21, 2015
Herbert I. London*

/s/ Ian A. MacKinnon	Trustee	May 21, 2015
Ian A. MacKinnon*

/s/ Cynthia A. Montgomery	Trustee	May 21, 2015
Cynthia A. Montgomery*

/s/ Joseph P. Platt, Jr.	Trustee	May 21, 2015
Joseph P. Platt, Jr.*

/s/ Robert C. Robb, Jr.	Trustee	May 21, 2015
Robert C. Robb, Jr.*

/s/ Toby Rosenblatt	Trustee	May 21, 2015
Toby Rosenblatt*

/s/ Mark Stalnecker	Trustee	May 21, 2015
Mark Stalnecker *

/s/ Kenneth L. Urish	Trustee	May 21, 2015
Kenneth L. Urish*

/s/ Frederick W. Winter	Trustee	May 21, 2015
Frederick W. Winter*

/s/ Barbara G. Novick	Trustee	May 21, 2015
Barbara G. Novick *

*By:	/s/ Ben Archibald
Ben Archibald (Attorney-in-Fact)**

**	As Attorney-in-Fact pursuant to power of attorney previously filed.

Exhibits Filed With

Post-Effective Amendment No. 53 to

Registration Statement on

Form N-1A

Transamerica Partners Funds Group

Registration No. 033-61810

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document